Investment in Associates	12 Months Ended
Mar. 31, 2025
Investment in Associates [Abstract]
INVESTMENT IN ASSOCIATES
12.INVESTMENT IN ASSOCIATES
(a)Investment in New Pacific Metals Corp.
New Pacific Metals Corp. (“NUAG”) is a Canadian public company listed on the Toronto Stock Exchange (symbol: NUAG) and NYSE American (symbol: NEWP). NUAG is a related party of the Company by way of one common director and one common officer, and the Company accounts for its investment in NUAG using the equity method as it is able to exercise significant influence over the financial and operating policies of NUAG.
As at March 31, 2025, the Company owned 46,907,701 common shares of NUAG (March 31, 2024 – 46,904,706), representing an ownership interest of 27.3% (March 31, 2024 – 27.4%).
The summary of the investment in NUAG common shares and its market value as at the respective reporting dates are as follows:

	Number of shares	Amount	Value of NUAG's common shares per quoted market price
As at April 1, 2023	44,351,616	$43,253	$119,621
Participation in bought deal	2,541,890	4,982	—
Purchase from open market	11,200	15	—
Dilution Gain	—	733	—
Share of net loss	—	(1,784)	—
Share of other comprehensive loss	—	(28)	—
Foreign exchange impact	—	(91)	—
As at March 31, 2024	46,904,706	$47,080	$63,693
Purchase from open market	2,995	4	—
Share of net loss	—	(1,188)	—
Share of other comprehensive loss	—	(789)	—
Foreign exchange impact	—	169	—
As at March 31, 2025	46,907,701	$45,276	$51,598
Summarized financial information for the Company's investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2025(1)	2024(1)
Net loss attributable to NUAG's shareholders as reported by NUAG	$(4,056)	$(6,404)
Other comprehensive loss attributable to NUAG's shareholders as reported by NUAG	(2,868)	(104)
Comprehensive loss of NUAG qualified for pick-up	$(6,924)	$(6,508)
Company's share of net loss	(1,188)	(1,784)
Company's share of other comprehensive loss	(789)	(28)
Company's share of comprehensive loss	$(1,977)	$(1,812)
(1)NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.

As at	March 31, 2025	March 31, 2024
Current assets	$17,413	$24,509
Non-current assets	116,577	114,048
Total assets	$133,990	$138,557

Current liabilities	746	842
Total liabilities	$746	$842

Net assets	$133,244	$137,715
Non-controlling interests	—	(155)
Total equity attributable to equity holders of NUAG	$133,244	$137,870
Company's share of net assets of associate	$36,448	$37,719
Fair value adjustments	8,828	9,361
Carrying value of the investment in NUAG	$45,276	$47,080
The difference between the carrying value of the Company’s investment in NUAG and the Company’s share of NUAG’s net asset primarily arises on fair value adjustments upon acquisitions of the investment and subsequent measurements.
(b)Investment in Tincorp Metals Inc.
Tincorp Metals Inc. (“TIN”), formerly Whitehorse Gold Corp., is a Canadian public company listed on the TSX Venture Exchange (symbol: TIN). TIN is a related party of the Company by way of one common director and one common officer, and the Company accounts for its investment in TIN using the equity method as it is able to exercise significant influence over the financial and operating policies of TIN.
As at March 31, 2025, the Company owned 19,864,285 common shares of TIN (March 31, 2024 – 19,864,285), representing an ownership interest of 29.1% (March 31, 2024 – 29.7%).
The summary of the investment in TIN common shares and its market value as at the respective reporting dates are as follows:

	Number of shares	Amount	Value of TIN's common shares per quoted market price
As at April 1, 2023	19,514,285	$7442	$6777
Tincorp shares received under credit facility agreement	350,000	78
Share of net loss		(908)
Share of other comprehensive loss		(8)
Impairment		(4,251)
Foreign exchange impact		(7)
As at March 31, 2024	19,864,285	$2,346	$2,346
Share of net loss from TIN, net of impairment adjustments		(1,618)
Share of other comprehensive income		5
Foreign exchange impact		7
As at March 31, 2025	19,864,285	$740	$2,073
Summarized financial information for the Company's investment in TIN on a 100% basis is as follows:

	Year ended March 31,
	2025(1)	2024(1)
Net loss attributable to TIN's shareholders as reported by TIN	$(20,473)	$(3,075)
Other comprehensive income attributable to TIN's shareholders as reported by TIN	20	(26)
Comprehensive loss to Tin's shareholders as reported	(20,453)	(3,101)
Company's share of net loss from TIN, net of impairment adjustments	(1,618)	(908)
Company's share of other comprehensive income	5	(8)
Company's share of comprehensive loss	$(1,613)	$(8)
(1)TIN's fiscal year-end is on December 31. TIN's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.

As at	March 31, 2025	March 31, 2024
Current assets	$96	$250
Non-current assets	2,904	20,899
Total assets	$3,000	$21,149

Current liabilities	3,686	1,303
Total liabilities	$3,686	$1,303

Net assets	$(686)	$19,846
Company's share of net assets of associate	$(200)	$5,892
Fair value adjustments	940	(3,546)
Carrying value of the investment in TIN	$740	$2,346
The difference between the carrying value of the Company’s investment in TIN and the Company’s share of TIN’s net assets primarily arises on fair value adjustments upon acquisitions of the investment.